LVIP U.S. Equity Income Maximizer Fund N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Oct. 30, 2026